INVESTMENTS IN SERVICER ADVANCES	12 Months Ended
Dec. 31, 2013
Investments In Servicer Advances
INVESTMENTS IN SERVICER ADVANCES

6. INVESTMENTS IN SERVICER ADVANCES

On December 17, 2013, New Residential and third-party co-investors, through a joint venture entity (the “Buyer”) consolidated by New Residential, agreed to purchase $3.2 billion of outstanding servicer advances on a portfolio of loans, which is a subset of the same portfolio of loans in which New Residential invests in a portion of the Excess MSR (Pools 10, 17 and 18) (Notes 4 and 5), including the basic fee component of the related MSRs. As of December 31, 2013, New Residential and third-party co-investors had settled $2.7 billion of servicer advances, financed with $2.4 billion of notes payable (Note 11). A taxable wholly owned subsidiary of New Residential is the managing member of the Buyer that holds its investments in servicer advances and owned an approximately 32% interest in the Buyer as of December 31, 2013. Noncontrolling third-party investors owning the remaining interest in the Buyer have aggregate capital commitments to the Buyer of $247.6 million, which were fully funded as of December 31, 2013. As of December 31, 2013, New Residential had capital commitments to the Buyer of $172.4 million, of which it had funded $115.7 million. The Buyer may call capital up to the commitment amount on unfunded commitments and recall capital to the extent the Buyer makes distributions to the co-investors, including New Residential. Neither the third-party co-investors nor New Residential is obligated to fund amounts in excess of their respective capital commitments, regardless of the capital requirements of the Buyer that holds it investments in servicer advances.

The Buyer has purchased servicer advances from Nationstar, is required to purchase all future servicer advances made with respect to these pools from Nationstar, and receives cash flows from advance recoveries and the basic fee component of the related MSRs, net of compensation paid back to Nationstar in consideration of Nationstar’s servicing activities. The compensation paid to Nationstar is approximately 8.6% of the basic fee component of the related MSRs plus a performance fee that represents a portion (up to 100%) of the cash flows in excess of those required for the Buyer to obtain a specified return on its equity.

New Residential elected to record its investments in servicer advances, including the right to the basic fee component of the related MSRs, at fair value pursuant to the fair value option for financial instruments to provide users of the financial statements with better information regarding the effects of market factors.

The following is a summary of the investments in servicer advances, including the right to the basic fee component of the related MSRs, made by the Buyer, which New Residential consolidates:

	December 31, 2013				Year Ended December 31, 2013
	Amortized Cost Basis	Carrying Value (A)	Weighted Average Yield	Weighted Average Life (Years) (B)	Change in Fair Value Recorded in Other Income

Servicer advances	$2,665,551	$2,665,551	4.4%	2.7	$—

(A)	Carrying value represents the fair value of the investment in servicer advances, including the basic fee component of the related MSRs.
(B)	Weighted Average Life represents the weighted average expected timing of the receipt of expected net cash flows for this investment.

The following is additional information regarding the servicer advances, and related financing, of the Buyer, which New Residential consolidates as of December 31, 2013:

	UPB of Underlying Residential Mortgage Loans				Loan-to-Value		Cost of Funds (B)
		Outstanding Servicer Advances	Servicer Advances to UPB of Underlying Residential Mortgage Loans	Carrying Value of Notes Payable	Gross	Net (A)	Gross	Net
Servicer advances (C)	$43,444,216	$2,661,130	6.1%	$2,390,778	89.8%	88.6%	4.0%	2.3%

(A)	Ratio of face amount of borrowings to value of servicer advance collateral, net of an interest reserve maintained by the Buyer.
(B)	Annualized measure of the cost associated with borrowings. Gross Cost of Funds primarily includes interest expense and facility fees. Net Cost of Funds excludes facility fees.
(C)	The following types of advances comprise the investment in servicer advances:

December 31, 2013
Principal and interest advances	$1,516,715
Escrow advances (taxes and insurance advances)	934,525
Foreclosure advances	209,890

Total	$2,661,130

Refer to Notes 11 and 18 for discussions of the financing associated with, and recent activities related to, investments in servicer advances, respectively.